Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	4 Months Ended
	Mar. 31, 2014	Aug. 07, 2014 Minimum Antioxidant, Ibuprofen and Propofol Assets [Member] Scenario, Forecast Subsequent Event	Aug. 07, 2014 Maximum Antioxidant, Ibuprofen and Propofol Assets [Member] Scenario, Forecast Subsequent Event
Subsequent Event [Line Items]
Asset impairment charges	$ 3.0	$ 50.0	$ 120.0